Quarterly Report
January 31, 2020
MFS®  Strategic Income Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.2%
Aerospace – 1.5%
Boeing Co., 3.25%, 2/01/2035	$1,321,000	$1,368,791
L3 Harris Technologies, Inc., 4.4%, 6/15/2028 (n)	1,734,000	1,982,246
TransDigm, Inc., 6.375%, 6/15/2026	1,500,000	1,582,500
		$4,933,537
Asset-Backed & Securitized – 32.5%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 4.819% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$1,250,000	$1,246,850
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 3.444% (LIBOR - 3mo. + 1.65%), 7/25/2027 (n)	850,000	835,163
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.731% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,740,000	1,738,631
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 2.826% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	1,740,000	1,741,636
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 4.176% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	1,506,000	1,513,995
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 4.319% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,729,000	1,732,214
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.069% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	1,750,000	1,733,106
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 4.376% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	1,751,843	1,768,335
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 2.776% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	841,000	842,443
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 3.776% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,300,000	1,301,414
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 4.026% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	1,720,000	1,720,000
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 3.976% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,735,000	1,735,000
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.259% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	162,005	163,933
BDS Ltd., 2018-FL2, “C”, FLR, 3.519% (LIBOR - 1mo. + 1.85%), 8/15/2035 (n)	1,300,000	1,301,217
BSPRT Ltd., 2019-FL5, “C”, FLR, 3.676% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	1,505,000	1,503,125
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (n)	361,016	374,870
BXMT Ltd., 2020-FL2, “D”, 3.61%, 2/16/2037	1,758,000	1,758,000
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	764,620
Cent CLO LP, 2015-24A, “A2R”, FLR, 3.481% (LIBOR - 3mo. + 1.65%), 10/15/2026 (n)	2,045,000	2,046,033
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,285,000	1,296,866
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,743,000	1,925,257
CLNC Ltd., 2019-FL1, “C”, FLR, 4.163% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	1,735,000	1,741,510
Commercial Mortgage Pass-Through Certificates, 2017-BNK8, “A3”, 3.229%, 11/15/2050	1,750,000	1,888,141
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061	1,750,000	1,945,625
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	912,900	972,192
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,977,558
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,750,000	1,917,255
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	629,242	15,120
Cutwater Ltd., 2015-IA, “BR”, FLR, 3.631% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	1,500,000	1,501,512
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	552,000	557,019
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	877,000	878,814
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 2.819% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	1,740,000	1,735,664
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	290,000	292,356
Falcon Franchise Loan LLC, 9.989%, 1/05/2023 (i)(n)	28,379	1,885
Figueroa CLO Ltd., 2013-2A, “BRR”, FLR, 3.758% (LIBOR - 3mo. + 1.85%), 6/20/2027 (n)	1,500,000	1,499,801
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.081% (LIBOR - 3mo. + 3.25%), 1/15/2027 (n)	1,250,000	1,251,520
Flagship CLO, 2014-8A, “BRR”, FLR, 3.242% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,578,052	1,578,639
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.731% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,740,000	1,740,329
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 3.59% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	1,180,000	1,176,184
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	1,740,000	1,743,189
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	1,738,278	1,848,578
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	715,024	754,223
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 4.426% (LIBOR - 1mo. + 2.75%), 8/15/2028 (n)	1,300,000	1,302,846
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 2.919% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	870,000	871,264
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.519% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,392,407	1,391,971
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	838,243
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 4.219% (LIBOR - 1mo. + 2.55%), 6/15/2036 (n)	1,295,000	1,302,261
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.226% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,748,160
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.626% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,506,500	1,511,679
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.126% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,291,000	1,290,217

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 3.969% (LIBOR - 3mo. + 2.15%), 1/18/2028 (n)	$500,000	$487,184
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 4.281% (LIBOR - 3mo. + 2.45%), 10/15/2028	1,250,000	1,250,469
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 4.011% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	1,741,000	1,745,358
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,611,527	1,769,024
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,150,075
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, FLR, 3.211% (LIBOR - 1mo. + 1.55%), 9/25/2023 (n)	1,731,000	1,734,021
Neuberger Berman CLO Ltd., 2015-19A, “A1R2”, FLR, 2.631% (LIBOR - 3mo. + 0.8%), 7/15/2027 (n)	1,292,755	1,291,643
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,750,000	1,737,958
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,475,000	1,484,311
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (n)	800,000	810,594
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.181% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	1,500,000	1,500,201
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 3.25% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	879,778	879,777
Parallel Ltd., 2015-1A, “DR”, FLR, 4.369% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,746,306
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 4.399% (LIBOR - 3mo. + 2.5%), 2/20/2030 (n)	1,700,000	1,700,076
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	625,562	626,666
Securitized Term Auto Receivable Trust 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	822,478	826,131
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,748,753	1,915,616
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,163,353
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	3,350,000	3,776,399
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	1,291,913	1,360,156
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,838,560
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,849,371
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A4”, 3.374%, 3/15/2050	1,970,000	2,132,926
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	1,124,666	1,204,273
West CLO Ltd., 2014-1A, “CR”, FLR, 4.819% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,740,000	1,744,090
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 3.881% (LIBOR - 3mo. + 2.05%), 1/15/2026 (n)	1,500,000	1,500,444
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 3.531% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	1,360,000	1,353,643
		$108,895,088
Automotive – 0.7%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$1,500,000	$1,528,155
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	890,000	944,424
		$2,472,579
Broadcasting – 0.7%
Prosus N.V., 3.68%, 1/21/2030 (n)	$785,000	$811,330
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)	1,500,000	1,578,750
		$2,390,080
Brokerage & Asset Managers – 1.5%
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)	$767,000	$790,010
E*TRADE Financial Corp., 4.5%, 6/20/2028	1,958,000	2,199,127
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	2,046,000	2,195,879
		$5,185,016
Building – 1.6%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$1,500,000	$1,578,750
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	1,054,000	1,140,460
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	1,057,000	1,134,863
Standard Industries, Inc., 6%, 10/15/2025 (n)	1,500,000	1,565,625
		$5,419,698
Business Services – 1.0%
Equinix, Inc., 2.9%, 11/18/2026	$1,741,000	$1,776,412
MSCI, Inc., 4%, 11/15/2029 (n)	1,500,000	1,531,875
		$3,308,287

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		$1,500,000	$1,574,010
Comcast Corp., 4.15%, 10/15/2028		1,734,000	1,989,173
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,500,000	1,591,875
Time Warner Cable, Inc., 4.5%, 9/15/2042		1,279,000	1,341,188
			$6,496,246
Chemicals – 0.5%
SPCM S.A., 4.875%, 9/15/2025 (n)		$1,500,000	$1,548,750
Computer Software – 0.5%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)		$1,388,000	$1,597,658
Computer Software - Systems – 0.7%
Apple, Inc., 4.25%, 2/09/2047		$1,785,000	$2,208,977
Conglomerates – 1.3%
United Technologies Corp., 4.125%, 11/16/2028		$1,879,000	$2,162,892
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		2,059,000	2,328,005
			$4,490,897
Consumer Products – 1.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$921,000	$970,292
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		3,256,000	3,367,970
			$4,338,262
Consumer Services – 1.9%
Booking Holdings, Inc., 3.55%, 3/15/2028		$1,679,000	$1,832,081
Expedia Group, Inc., 3.25%, 2/15/2030 (n)		1,950,000	1,916,783
Experian Finance PLC, 2.75%, 3/08/2030 (n)		1,664,000	1,690,958
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)		307,000	234,326
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)		889,000	588,902
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)		307,000	184,611
			$6,447,661
Containers – 0.5%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		$1,500,000	$1,554,525
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$1,820,000	$1,919,338
Electronics – 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028		$1,525,000	$1,570,898
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		1,500,000	1,657,500
			$3,228,398
Emerging Market Quasi-Sovereign – 1.1%
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		$698,000	$746,162
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		745,000	793,105
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049		637,000	776,184
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		1,242,000	1,486,545
			$3,801,996
Emerging Market Sovereign – 2.2%
Arab Republic of Egypt, 7.053%, 1/15/2032 (n)		$643,000	$684,191
Government of Malaysia, 3.492%, 3/31/2020	MYR	3,145,000	768,280
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	268,000	294,990
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		$835,000	827,694
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	32,942,000	774,512

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Colombia, 3%, 1/30/2030		$840,000	$847,140
Republic of Cote d'Ivoire, 5.875%, 10/17/2031 (n)	EUR	685,000	804,127
Republic of Indonesia, 7%, 5/15/2027	IDR	10,494,000,000	784,856
Republic of Montenegro, 2.55%, 10/03/2029 (n)	EUR	692,000	773,295
Socialist Republic of Romania, 2%, 1/28/2032 (n)		838,000	956,388
			$7,515,473
Energy - Independent – 0.5%
Canadian Oil Sands Co., 4.5%, 4/01/2022 (n)		$822,000	$848,186
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		790,000	761,653
			$1,609,839
Energy - Integrated – 0.9%
Eni S.p.A., 4%, 9/12/2023 (n)		$1,342,000	$1,429,657
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,353,000	1,524,653
			$2,954,310
Financial Institutions – 0.4%
GE Capital International Funding Co., 4.418%, 11/15/2035		$1,280,000	$1,441,730
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$874,509	$1,035,593
Bacardi Ltd., 5.15%, 5/15/2038 (n)		785,000	921,519
Camposol S.A., 6%, 2/03/2027 (n)		824,000	835,536
			$2,792,648
Gaming & Lodging – 0.5%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		$1,732,000	$1,827,970
Insurance – 0.8%
American International Group, Inc., 3.9%, 4/01/2026		$1,706,000	$1,857,448
American International Group, Inc., 4.7%, 7/10/2035		355,000	425,349
American International Group, Inc., 4.5%, 7/16/2044		315,000	374,639
			$2,657,436
Insurance - Property & Casualty – 1.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$2,170,000	$2,348,262
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		1,746,000	1,958,979
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048		1,723,000	2,061,432
			$6,368,673
International Market Quasi-Sovereign – 0.5%
Dexia Credit Local S.A. (Kingdom of Belgium), 2.25%, 2/18/2020 (n)		$1,530,000	$1,530,389
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024		$1,076,000	$1,150,713
CNH Industrial Capital LLC, 3.85%, 11/15/2027		1,025,000	1,085,460
			$2,236,173
Major Banks – 5.5%
Bank of America Corp., 4.125%, 1/22/2024		$568,000	$616,884
Bank of America Corp., 3.248%, 10/21/2027		4,264,000	4,535,152
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029		579,000	659,269
Barclays PLC, 4.375%, 1/12/2026		1,325,000	1,459,347
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		299,000	334,506
JPMorgan Chase & Co., 3.125%, 1/23/2025		1,625,000	1,714,384
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038		1,731,000	1,976,805
PNC Financial Services Group, Inc., 2.55%, 1/22/2030		1,508,000	1,540,883
Sovcombank (SovCom Capital D.A.C.), 8%, 4/07/2030		870,000	937,086

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	$2,105,000	$2,342,234
Wells Fargo & Co., 3.196% to 6/17/2026, FLR (LIBOR - 3mo. + 1.17%) to 6/17/2027	2,043,000	2,149,982
		$18,266,532
Medical & Health Technology & Services – 1.7%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$1,335,000	$1,382,953
HCA, Inc., 5.375%, 2/01/2025	1,750,000	1,955,800
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	568,000	678,922
Toledo Hospital, 5.325%, 11/15/2028	1,437,000	1,640,805
		$5,658,480
Medical Equipment – 1.0%
Abbott Laboratories, 4.75%, 11/30/2036	$1,295,000	$1,661,229
Teleflex, Inc., 4.875%, 6/01/2026	1,500,000	1,563,750
		$3,224,979
Midstream – 1.7%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	$1,765,000	$1,829,786
MPLX LP, 4.5%, 4/15/2038	2,200,000	2,273,158
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,500,000	1,556,250
		$5,659,194
Mortgage-Backed – 4.8%
Fannie Mae, 6.5%, 5/01/2031	$16,823	$19,126
Fannie Mae, 3%, 2/25/2033 (i)	408,866	47,103
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	58,117	65,516
Fannie Mae, 6%, 11/01/2034	154,237	177,484
Fannie Mae, 2.5%, 2/01/2035	450,000	458,162
Fannie Mae, 3.5%, 11/01/2048	193,230	201,195
Fannie Mae, 3%, 2/01/2050	925,000	946,504
Fannie Mae, TBA, 2.5%, 2/15/2035 - 3/25/2035	2,525,000	2,569,370
Fannie Mae, TBA, 3%, 2/25/2035 - 3/01/2050	6,245,843	6,409,288
Fannie Mae, TBA, 3.5%, 2/15/2050	2,809,312	2,899,956
Freddie Mac, 4.224%, 3/25/2020	231,860	231,763
Freddie Mac, 1.015%, 4/25/2024 (i)	98,557	2,907
Ginnie Mae, 3.5%, 12/20/2049	1,471,777	1,526,014
Ginnie Mae, TBA, 3%, 3/23/2050	350,000	359,537
		$15,913,925
Municipals – 2.6%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,205,000	$1,287,277
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,771,745
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	1,155,000	1,500,518
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	2,500,000	2,359,800
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	24,037
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	455,000	356,037
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	43,000	47,382
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	192,000	212,433
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	484,000	544,210
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	25,000	22,710
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	50,000	42,084
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	49,000	38,874
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	63,000	46,545
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	70,000	48,120
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	670,000	195,754
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	546,000	115,435
		$8,612,961

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.8%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$1,371,000	$1,425,477
Bank Leumi Le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)	798,000	798,000
BBVA USA, 2.875%, 6/29/2022	1,931,000	1,975,069
Kazkommertsbank JSC, 5.5%, 12/21/2022	506,244	509,400
Muthoot Finance Ltd., 6.125%, 10/31/2022	585,000	605,721
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	760,000	791,350
		$6,105,017
Pharmaceuticals – 0.4%
Allergan Funding SCS, 3.8%, 3/15/2025	$1,206,000	$1,294,924
Railroad & Shipping – 0.4%
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)	$1,253,000	$1,344,632
Real Estate - Apartment – 0.5%
Mid-America Apartments, 2.75%, 3/15/2030	$1,741,000	$1,781,279
Real Estate - Other – 0.5%
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	$1,500,000	$1,560,000
Real Estate - Retail – 0.5%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$1,741,000	$1,771,967
Supranational – 0.6%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$1,290,000	$1,358,344
West African Development Bank, 4.7%, 10/22/2031 (n)	747,000	782,572
		$2,140,916
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 3.55%, 7/15/2027	$2,165,000	$2,312,159
American Tower Corp., REIT, 3.6%, 1/15/2028	875,000	936,420
		$3,248,579
Transportation - Services – 0.5%
Adani Ports and Special Economic Zone Ltd., 4.375%, 7/03/2029	$858,000	$905,679
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025	701,000	753,575
		$1,659,254
U.S. Treasury Obligations – 7.6%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,050,000	$1,517,455
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	8,350,866
U.S. Treasury Notes, 2.75%, 9/15/2021	8,388,900	8,569,458
U.S. Treasury Notes, 1.75%, 11/30/2021	7,053,000	7,102,316
		$25,540,095
Utilities - Electric Power – 3.1%
AES Gener S.A., 6.35%, 10/07/2079 (n)	$760,000	$793,820
Clearway Energy Operating LLC, 5.75%, 10/15/2025	1,500,000	1,576,500
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	2,476,000	2,643,326
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	685,000	793,790
FirstEnergy Corp., 4.85%, 7/15/2047	1,310,000	1,614,562
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	575,000	593,056
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,500,000	1,564,282
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	637,000	639,389
		$10,218,725
Total Bonds		$315,173,093

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 0.0%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)	36,995	$69,818
Energy - Independent – 0.0%
Frontera Energy Corp.	5,520	$38,916
Total Common Stocks		$108,734
Investment Companies (h) – 10.9%
Money Market Funds – 10.9%
MFS Institutional Money Market Portfolio, 1.62% (v)	36,546,559	$36,550,214
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America Investment Grade Index – March 2020 @ $72.50	Put	Goldman Sachs International	$30,525,869	$29,800,000	$12,113
Other Assets, Less Liabilities – (5.1)%	(17,224,993)
Net Assets – 100.0%	$334,619,161
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $36,550,214 and $315,293,940, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $132,724,865, representing 39.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
IDR	10,893,167,000	USD	792,473	JPMorgan Chase Bank N.A.	4/13/2020	$300
USD	297,963	EUR	268,000	Goldman Sachs International	2/28/2020	315
USD	928,610	EUR	835,788	State Street Bank Corp.	2/28/2020	360
						$975
Liability Derivatives
USD	73,034	EUR	66,000	State Street Bank Corp.	2/28/2020	$(268)
USD	787,744	IDR	10,836,996,390	JPMorgan Chase Bank N.A.	4/13/2020	(940)
						$(1,208)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	181	$39,161,047	March – 2020	$139,819
U.S. Treasury Note 5 yr	Long	USD	112	13,475,875	March – 2020	135,182
U.S. Treasury Ultra Bond	Long	USD	113	21,886,688	March – 2020	565,634
						$840,635
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	171	$24,907,219	March – 2020	$(497,285)
At January 31, 2020, the fund had liquid securities with an aggregate value of $530,804 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$69,818	$—	$69,818
Canada	38,916	—	—	38,916
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	25,540,095	—	25,540,095
Non - U.S. Sovereign Debt	—	14,988,774	—	14,988,774
Municipal Bonds	—	8,612,961	—	8,612,961
U.S. Corporate Bonds	—	103,983,429	—	103,983,429
Residential Mortgage-Backed Securities	—	18,177,160	—	18,177,160
Commercial Mortgage-Backed Securities	—	51,380,034	—	51,380,034
Asset-Backed Securities (including CDOs)	—	55,251,819	—	55,251,819
Foreign Bonds	—	37,250,934	—	37,250,934
Mutual Funds	36,550,214	—	—	36,550,214
Total	$36,589,130	$315,255,024	$—	$351,844,154
Other Financial Instruments
Futures Contracts – Assets	$840,635	$—	$—	$840,635
Futures Contracts – Liabilities	(497,285)	—	—	(497,285)
Forward Foreign Currency Exchange Contracts – Assets	—	975	—	975
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,208)	—	(1,208)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,104,369	$61,580,555	$32,137,226	$(424)	$2,940	$36,550,214
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$50,340	$—